Tax - Schedule of Statutory Position and Tax Disclosure (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	£ 5,005	£ 5,185
Deferred tax liabilities	(125)	(157)
Statutory position
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	5,005	5,185
Deferred tax liabilities	(125)	(157)
Net deferred tax asset at 31 December	4,880	5,028
Tax disclosure
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	6,900	7,409
Deferred tax liabilities	(2,020)	(2,381)
Net deferred tax asset at 31 December	£ 4,880	£ 5,028